UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:December 31, 2005

Check here if Amendment        (         ) ;   Amendment Number:
This Amendment    (Check only one.) (         ) is a restatement.
                                    (         ) adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
Address:     15 Old Danbury Road
             P. O. Box 812
             Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael H. Strauss
Title:      Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:      203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                2/10/06
------------------------------  --------------            --------
(Signature)                    (City, State)              (Date)

Report Type (Check only one.):

(     )      13F HOLDINGS REPORT.         (Check here if all holdings of this
             reporting manager are reported in this report.)


(     )      13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   X )      13F COMBINATION REPORT.   (Check here if a portion of the holdings
             for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              31

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:   $ 10,788
(thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name of Sub-adviser
1      28-6538                AEW Capital Management, L.P.
2      28-2616                Angelo, Gordon & Co., L.P.
3      28-06126               Armstrong Shaw Associates
4      28-05508               Aronson Partners
5      28-5422                Artisan Partners Limited Partnership
6      28-06044               Clarion CRA Securities LP
7      28-03121               David M. Knott
8      28-05268               De Prince, Race & Zollo, Inc.
9      28-06035               D.G. Capital Management, Inc.
10     28-02602               Edgewood Management Company
11     28-04981               Goldman Sachs Asset Management
12     28-03377               Grantham, Mayo, Van Otterloo & Co. LLC
13     28-2013                Harris Associates, L.P.
14     28-10329               Income Research & Management
15     28-10706               IronBridge Capital Management
16     28-00074               Jennison Associates
17     none                   Lloyd George Management
18     28-398                 Loomis Sayles & Co.
19     28-06748               Marsico Asset Management, LLC
20     28-04632               Martingale Asset Management
21     28-10372               Philadelphia International Advisers
22     28-03791               Pzena Investment Management
23     28-10103               RREEF America, LLC
24     28-2427                Salomon Brothers Asset Management
25     28-1399                Southeastern Asset Management, Inc.
26     28-01693               Steinberg Priest & Sloane Capital Management, LLC
27     28-00620               The Boston Company Asset Management, LLC
28     28-02927               Water Street Capital Inc.
29     28-517                 Wellington Management Company, LLP
30     28-1700                Western Asset Management Company
31     28-04871               William Blair & Company, L.L.C.

Form 13(f) Information Table


Column 1Column 2Column 3 Column 4 Column 5Column 6Column 7Column 8
                                                  Value    Shares or   Shares/   Put/   Investment   Other       Voting Authority
Name of Issuer    Title of Class   Cusip         (x$1000)  PRN Amt.    PRN       Call   Discretion   Managers Sole   Shared   None

Tenaris SA        Sponsored ADR    88031M109      5,839      51,000     SH               Defined       No      x
Cia Siderurgica   Sponsored ADR    20440W105      3,360     157,000     SH               Defined       No      x
Enersis SA        Sponsored ADR    29274F104        192      17,500     SH               Defined       No      x
Posco             Sponsored ADR    693483 10 9    1,397      28,210     SH               Defined       No      x